PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net is comprised of the following:

	December 31,
	2024	2023
Cost:

Buildings and land	$84,022	$83,775
Computers, software and electronic equipment	67,627	64,262
Network equipment	39,739	39,473
Office furniture and equipment	4,165	4,108
Vehicles	299	299
Leasehold improvements	2,624	2,784

	198,476	194,701
Accumulated depreciation	(127,642)	(120,386)

Depreciated cost	$70,834	$74,315

b.	Depreciation expenses amounted to $10,177, $12,690 and $11,277 for the years ended December 31, 2024, 2023 and 2022, respectively.

c.
The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $5,141, $5,401 and $5,448 for the years ended December 31, 2024, 2023 and 2022, respectively. These amounts do not include the corresponding offsetting expenses related to this income.

d.	During the year ended December 31, 2022, the Company sold a property in Germany previously classified as held for sale and recorded a $771 impairment in the consolidated statements of income (loss).

e.	During the year ended December 31, 2023, the Company sold a property in Bulgaria for $2,168 and recognized a $2,084 capital gain under Other operating expenses (income), net